CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                 March 2, 2015



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund IV
                   (Registration Nos. 333-174332, 811-22559)
               -------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant as it relates to First Trust North American Energy Infrastructure Fund, First Trust Senior Loan Fund and First Trust Tactical High Yield ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 107, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 23, 2015.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By:   /s/ Morrison C. Warren
                                                 --------------------------
                                                      Morrison C. Warren

Enclosures